Employee-Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Minimum age of employees for defined contribution plan	18 years
Total liabilities	$ 378	$ 222
Mutual funds held for nonqualified deferred compensation plan participants [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets	$ 378	$ 222